Revenue - Additional information (Details) £ in Thousands, $ in Millions		3 Months Ended
	Mar. 11, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from milestone achieved		£ 6,975	£ 5,283
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration arrangement, extension term	6 months
Revenue from collaboration arrangement | $	$ 5
GTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from milestone achieved			£ 3,349